INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Common stock par value	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	10,707,150	10,607,150
Common stock, shares outstanding	10,707,150	10,607,150
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized	2,000,000	2,000,000
Preferred Stock, Shares Issued	80,000	80,000
Preferred Stock, Shares Outstanding	80,000	80,000